Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
10.	PROPERTY, PLANT AND EQUIPMENT

	Leasehold improvements	Machinery and equipment	Office furbishing and equipment	Vehicles	Assets under construction	GDM machines	Robots	Total
Cost
At December 31, 2021	$3,239,683	$5,108,501	$5,412,444	$16,233,868	$248,686	$1,713,926	$5,369,070	$37,326,178
Acquisitions through business combinations	-	-	205,070	141,619	-	-	2,571,013	2,917,702
Additions	146,750	35,987	40,690	92,813	33,222	72,892	4,031,107	4,453,461
Disposals	(125,666)	(94,616)	(70,482)	(367,110)	-	(15,513)	(9,260)	(682,647)
Impairment of fixed assets	-	-	-	-	-	-	(4,408,037)	(4,408,037)
Transfer in (out)	1,426	-	-	-	(239,833)	238,407	-	-
Exchange differences	(115,329)	(181,857)	(233,371)	(582,203)	(8,853)	(61,014)	(359,078)	(1,541,705)
At December 31, 2022	$3,146,864	$4,868,015	$5,354,351	$15,518,987	$33,222	$1,948,698	$7,194,815	$38,064,952
Additions	-	13,390	26,202	39,199	74,126	1,144,766	810,559	2,108,242
Disposals	(106,385)	(107,569)	(97,835)	(214,021)	-	-	(301,877)	(827,687)
Impairment of fixed assets	-	-	-	-	-	-	(3,702,367)	(3,702,367)
Exchange differences	33,330	55,507	53,107	161,220	1,561	40,419	(46,977)	298,167
At December 31, 2023	$3,073,809	$4,829,343	$5,335,825	$15,505,385	$108,909	$3,133,883	$3,954,153	$35,941,307

Accumulated Depreciation
At December 31, 2021	$2,693,472	$4,906,277	$4,799,149	$13,447,168	$-	$891,378	$691,433	$27,428,877
Acquisitions through business combinations	-	-	184,364	136,723	-	-	520,516	841,603
Depreciation charged for the year	101,881	105,302	184,958	727,204	-	371,378	1,883,562	3,374,285
Disposals	(121,818)	(89,083)	(69,528)	(339,179)	-	(5,116)	(1,970)	(626,694)
Exchange differences	(96,194)	(174,465)	(209,201)	(478,260)	-	(27,393)	(34,367)	(1,019,880)
At December 31, 2022	$2,577,341	$4,748,031	$4,889,742	$13,493,656	$-	$1,230,247	$3,059,174	$29,998,191
Depreciation charged for the year	105,006	67,840	166,670	448,136	-	429,512	1,006,483	2,223,647
Disposals	(106,287)	(107,565)	(91,802)	(213,092)	-	-	(100,848)	(619,594)
Exchange differences	28,979	53,293	50,910	151,978	-	20,834	(10,656)	295,338
At December 31, 2023	$2,605,039	$4,761,599	$5,015,520	$13,880,678	$-	$1,680,593	$3,954,153	$31,897,582

Net book value
At December 31, 2022	$569,523	$119,984	$464,609	$2,025,331	$33,222	$718,451	$8,564,630	$8,066,761
At December 31, 2023	$468,770	$67,744	$320,305	$1,624,707	$108,909	$1,453,290	$-	$4,043,725

During the year ended December 31, 2023 and 2022, the Company recognized an impairment loss on robots’ assets of $3,682,789 and $4,408,037, respectively. There was no impairment of property, plant and equipment recorded for the years ended December 31, 2021. No property, plant and equipment were pledged as security for bank borrowings.

As of December 31, 2023 and 2022, net book value of robots’ assets of approximately $nil and $447,000, respectively were leased out to third parties and the robots’ assets were held and used by the lessee.